Vessels Under Construction (Detail) (USD $)	9 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Vessels Under Construction	Dec. 31, 2013 Vessels Under Construction	Sep. 30, 2014 Vessels Under Construction Shipyard	Dec. 31, 2013 Vessels Under Construction Shipyard
Property, Plant and Equipment [Line Items]
Beginning balance			$ 60,197,486	$ 20,110,888
Payments to shipyard	93,461,839	24,762,252			89,324,000	38,124,000
Transfer to vessels in operation			(52,945,224)
Other payments including site team costs and initial stores			4,137,839	1,962,598
Ending balance			$ 100,714,101	$ 60,197,486